Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2045 Fund	Sep. 08, 2023
Fidelity Advisor Freedom 2045 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.08%)
Past 5 years	5.53%
Since Inception	6.67%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.52%	[1]
F0390
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.41%
Since Inception	6.66%	[1]

[1]	AFrom June 6, 2017.